Average Annual Total Returns{- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund Retail PRO-06 - Fidelity® Value Discovery Fund	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Value Discovery Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Value Discovery Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	7.78%	9.42%	10.46%	7.42%	8.80%	9.94%	4.82%	7.36%	8.56%	2.87%	9.74%	10.36%